Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2018
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]

Global All Currency Daily Stress Testing Results

	Dec 31, 2018			Dec 31, 2017
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹	Gap Closure²	Net Liquidity Position
Systemic market risk	93	209	116	121	284	163
1 notch downgrade (DB specific)	63	193	131	79	252	173
Severe downgrade (DB specific)	222	278	57	287	331	43
Combined[3]	231	279	48	318	351	33

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other countermeasures.

[3] Combined impact of systemic market risk and severe downgrade.